UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number     811-22039
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         First Trust Specialty Finance and Financial Opportunities Fund
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               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
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                      Date of fiscal year end: November 30
                                               -----------

                  Date of reporting period: February 28, 2011
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2011 (UNAUDITED)



     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - 113.9%

                 CAPITAL MARKETS - 86.5%
        564,306  Apollo Investment Corp. (b) (c).....................................      $    6,980,465
        921,233  Ares Capital Corp. (b) (c)..........................................          16,425,584
        619,320  BlackRock Kelso Capital Corp. (b) (c)...............................           7,698,148
        304,366  Fifth Street Finance Corp. (b) (c)..................................           4,191,120
         26,654  Full Circle Capital Corp. (c) (b)...................................             234,022
        420,716  Gladstone Capital Corp. (b) (c).....................................           4,791,955
        183,333  Gladstone Investment Corp. (c)......................................           1,516,164
        271,600  Golub Capital BDC, Inc. (b) (c) (d).................................           4,693,248
        554,556  Hercules Technology Growth Capital, Inc. (b) (c)....................           6,133,389
        141,200  Horizon Technology Finance Corp. (b) (c)............................           2,260,612
        320,163  Kohlberg Capital Corp. (c)..........................................           2,673,361
         19,774  Main Street Capital Corp. (b) (c)...................................             389,548
        233,600  MCG Capital Corp. (b) (c)...........................................           1,705,280
        115,400  Medley Capital Corp (c).............................................           1,379,030
        603,700  MVC Capital, Inc. (b) (c)...........................................           8,518,207
        332,437  NGP Capital Resources Co. (b) (c)...................................           3,344,316
        824,000  PennantPark Investment Corp. (b) (c)................................          10,464,800
         47,176  Prospect Capital Corp. (c)..........................................             572,717
         11,739  Saratoga Investment Corp. (c).......................................             249,454
        350,036  Solar Capital, Ltd. (b) (c) (d).....................................           8,575,882
        312,265  THL Credit, Inc. (b) (c) (d)........................................           4,199,964
         94,140  TICC Capital Corp. (b) (c)..........................................           1,188,047
        218,601  Triangle Capital Corp. (b) (c)......................................           4,199,325
                                                                                           --------------
                                                                                              102,384,638
                                                                                           --------------

                 DIVERSIFIED FINANCIAL SERVICES - 5.6%
        187,500  Compass Diversified Holdings (b)....................................           3,039,375
        437,977  Medallion Financial Corp. (b) (c)...................................           3,547,614
                                                                                           --------------
                                                                                                6,586,989
                                                                                           --------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
         59,075  Medical Action Industries, Inc. (b) (d).............................             487,960
                                                                                           --------------

                 INSURANCE - 3.4%
              3  Berkshire Hathaway, Inc., Class A (b) (d)...........................             393,900
         83,700  Fidelity National Financial, Inc., Class A (b)......................           1,159,245
          3,250  Markel Corp. (b) (d)................................................           1,350,863
         38,475  W.R. Berkley Corp. (b)..............................................           1,152,326
                                                                                           --------------
                                                                                                4,056,334
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 0.0%
            100  ARC Resources Ltd. (CAD) ...........................................               2,923
             81  Progress Energy Resources Corp. (CAD) ..............................               1,077
                                                                                           --------------
                                                                                                    4,000
                                                                                           --------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 16.9%
        339,500  Annaly Capital Management, Inc. (b).................................           6,087,235
        350,573  Cypress Sharpridge Investments, Inc. (b)............................           4,368,140
        192,307  Cypress Sharpridge Investments, Inc. (e)............................           2,396,145
         46,282  Hatteras Financial Corp. (b)........................................           1,369,022


                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - (CONTINUED)
        100,000  Hatteras Financial Corp. (b) (e)....................................      $    2,958,000
        471,049  NorthStar Realty Finance Corp. .....................................           2,821,583
                                                                                           --------------
                                                                                               20,000,125
                                                                                           --------------

                 THRIFTS & MORTGAGE FINANCE - 1.1%
        100,000  Northwest Bancshares, Inc. (b)......................................           1,214,000
          5,584  People's United Financial, Inc. ....................................              73,597
                                                                                           --------------
                                                                                                1,287,597
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................         134,807,643
                                                                                           --------------
                 (Cost $140,489,940)

EXCHANGE-TRADED FUNDS - 1.9%

                 CAPITAL MARKETS - 1.9%
         55,000  SPDR Barclays Capital High Yield Bond ETF (b).......................           2,242,900
                                                                                           --------------
                 TOTAL EXCHANGE-TRADED FUNDS ........................................           2,242,900
                                                                                           --------------
                 (Cost $1,864,608)

                 TOTAL INVESTMENTS - 115.8% .........................................         137,050,543
                 (Cost $142,354,548) (f)

                 OUTSTANDING LOAN - (16.9%) .........................................         (20,000,000)

                 NET OTHER ASSETS AND LIABILITIES - 1.1% ............................           1,338,584
                                                                                           --------------

                 NET ASSETS - 100.0% ................................................      $  118,389,127
                                                                                           ==============

--------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) All or a portion of this security is available to serve as collateral on the outstanding loan.

      (c)   Business Development Company

      (d)   Non-income producing security.

      (e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

      (f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,033,509 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,337,514.

      CAD   Canadian Dollar

--------


                See Notes to Quarterly Portfolio of Investments           Page 2

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Note A

- Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   2/28/2011        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   134,807,643  $ 134,807,643  $            --  $           --
Exchange-Traded Funds*........................        2,242,900      2,242,900               --              --
                                                ---------------  -------------  ---------------  --------------

TOTAL INVESTMENTS.............................  $   137,050,543  $ 137,050,543  $            --  $           --
                                                ---------------  -------------  ---------------  --------------


* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments           Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

            1) the type of security;
            2) the size of the holding;
            3) the initial cost of the security;
            4) transactions in comparable securities;
            5) price quotes from dealers and/or pricing services;
            6) relationships among various securities;
            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8) an analysis of the issuer's financial statements; and
            9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;
            2) ADR trading of similar securities;
            3) closed-end fund trading of similar securities;
            4) foreign currency exchange activity;
            5) the trading prices of financial products that are tied to baskets of foreign securities;
            6) factors relating to the event that precipitated the pricing problem;
            7) whether the event is likely to recur; and
            8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o     Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2011, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.


                                                                                                              % OF
                                          ACQUISITION     PRINCIPAL               CARRYING                     NET
SECURITY                                      DATE      VALUE/SHARES   PRICE        COST          VALUE       ASSETS
---------------------------------------   -----------   ------------   -----    ------------   ------------   ------
Cypress Sharpridge Investments, Inc.        5/19/08      $  192,307    $12.46   $  2,999,989   $  2,396,145    2.02%
Hatteras Financial Corp.                    1/29/08      $  100,000     29.58      2,400,000      2,958,000    2.50
                                                                                ------------   ------------   -------
                                                                                $  5,399,989   $  5,354,145    4.52%
                                                                                ============   ============   =======

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Specialty Finance and Financial Opportunities Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    April 27, 2011
     --------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    April 27, 2011
     --------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    April 27, 2011
     --------------------


* Print the name and title of each signing officer under his or her signature.